Restructuring Expenses (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 Location Head_Count	Dec. 31, 2013 Location	Dec. 31, 2012 Location	Dec. 31, 2015 USD ($)
Restructuring and Related Activities [Abstract]
Restructuring Plan, Number Of Branch Location Closed	56
Percentage of service locations closed		25.00%
Headcount reduction of full-time employees | Head_Count	300
Percentage of headcount reduction in full-time employees	10.00%
Restructuring and Related Cost, Cost Incurred to Date | $				$ 6.7
Restructuring plan includes closure Company's service centers		23	33